Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Result before tax	[1]	€ 8,085	€ 6,753	€ 7,403
Adjusted for: - depreciation and amortisation		520	536	634
- change in provisions for insurance and investment contracts				(1,499)
- addition to loan loss provisions		676	974	1,347
- other		703	1,084	(1,310)
Taxation paid		(1,691)	(1,603)	(1,450)
Changes in: - loans and advances to banks, not available on demand		(3,126)	(1,162)	6,766
- trading assets		(1,612)	16,956	5,458
- non-tradingderivatives		(2,239)	1,812	(303)
- other financial assets at fair value through profit or loss		441	(3,401)	(256)
- loans and advances to customers		(21,390)	(29,656)	(23,030)
- other assets		(430)	(915)	549
- deposits from banks, not payable on demand		6,320	(342)	5,179
- customer deposits		18,291	23,493	17,970
- trading liabilities		(9,575)	(5,634)	(8,276)
- other financial liabilities at fair value through profit or loss		(565)	(432)	(1,582)
- provisions and other liabilities		339	90	2,977
Net cash flow from/(used in) operating activities		(5,253)	8,553	10,577
Cash flows from investing activities
Investments and - associates and joint ventures advances:		(79)	(49)	(40)
- available-for-saleinvestments		(21,601)	(27,003)	(47,858)
- held-to-maturity investments		(3,609)	(1,731)	(3,457)
- property and equipment		(264)	(351)	(353)
- assets subject to operating leases		(40)	(64)	(37)
- investments for risk of policyholders				(2,417)
- other investments		(264)	(288)	(648)
Disposals and - group companies (including cash in redemptions: company disposed)	[2]			(6,926)
- associates and joint ventures	[3]	245	1,071	1,175
- available-for-sale investments	[4]	32,788	32,540	52,675
- held-to-maturity investments		2,675	630	1,219
- property and equipment		65	63	74
- assets subject to operating leases		14	12	17
- investments for risk of policyholders				7,566
- loans		1,815	1,295	3,201
- other investments		9	9	5
Net cash flow from/(used in) investing activities 30		11,754	6,134	4,196
Net cash flow from/(used in) operating activities		(5,253)	8,553	10,577
Net cash flow from/(used in) investing activities 30		11,754	6,134	4,196
Cash flows from financing activities
Proceeds from debt securities 31		95,458	106,174	139,424
Repayments of debt securities 31		96,837	(123,748)	(147,337)
Proceeds from issuance of subordinated loans 31		2,331	2,070	3,159
Repayments of subordinated loans 31	[5]	(2,343)	(1,042)	(6,092)
Purchase/sale of treasury shares		7	10	34
Proceeds from NN Group divestments and related transactions				1,040
Dividends paid		(2,564)	(2,521)	(1,393)
Net cash flow from/(used in) financing activities		(3,948)	(19,057)	(11,165)
Net cash flow		2,553	(4,370)	3,608
Cash and cash equivalents at beginning of year		16,164	20,379	17,113
Effect of exchange rate changes on cash and cash equivalents		260	155	(342)
Cash and cash equivalents at end of year 32		€ 18,977	€ 16,164	€ 20,379

[1]	Result before tax includes results from continuing operations of EUR 8,085 million (2016: EUR 6,314 million; 2015: EUR 7,334 million) as well as results before tax from discontinued operations of nil (2016: EUR 439 million; 2015: EUR 69 million).
[2]	In 2015, Disposals and redemptions - group companies included EUR -7,975 million and EUR 997 million related to cash and cash equivalents of NN Group and proceeds from the sale of shares of NN Group resulting in loss of control at the end of May 2015 respectively.
[3]	Disposals and redemptions - associates and joint ventures includes (2016: EUR 1,016 million proceeds on the further sale of NN Group shares in January 2016 resulting in loss of significant influence over NN Group; 2015: EUR 995 million proceeds on the further sale of NN Group shares in September 2015).
[4]	In 2016, Disposals and redemptions - available-for-sale investments includes EUR 1,375 million proceeds on the divestment of the remaining shareholding in NN Group in April 2016.
[5]	In 2016, Repayment of subordinated loans includes a cash outflow of EUR 128 million related to the third and final tranche of mandatory exchangeable subordinated notes from the Anchor investors into NN Group ordinary shares in February 2016.